Acquisitions Pro Forma and Actual Financial Results (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($) $ / shares
Pro Forma and Actual Business Results [Abstract]
Business Acquisition, Pro Forma Revenue | $	$ 52,089.3
Business Acquisition, Pro Forma Net Income (Loss) | $	$ 2,144.6
Business Acquisition, Pro Forma Earnings Per Share, Basic | $ / shares	$ 5.75
Business Acquisition, Pro Forma Earnings Per Share, Diluted | $ / shares	$ 5.69